united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Annual Report

December 31, 2023

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

Acclivity Funds Annual Shareholder Letter (Unaudited)

Dear Shareholder,

After a turbulent first half weighed down by aggressive Fed interest rate hikes to fight inflation and recession fears, both the equity and fixed-income markets staged an impressive rebound in the last quarter of 2023. The U.S. equities, represented by the S&P 500 Index, gained ~26% for the year, fueled by resilient economic performance, strong corporate earnings, and a late-year dovish pivot by the Fed. The bond market also benefited from easing inflation and hopes of early rate cuts. The broader fixed- income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~5% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Utilities lagged. Regarding investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2023 (see Exhibit 1).

Exhibit 1. Russell Index Performance

Source: Bloomberg Finance, L.P., as of December 31, 2023. Large Growth refers to the Russell 1000 Growth TR Index. Large Value refers to the Russell 1000 Value TR Index. Mid Growth refers to the Russell Mid Cap Growth TR Index. Mid Value refers to the Russell Mid Cap Value TR Index. Small Growth refers to the Russell 2000 Growth TR Index. Small Value refers to the Russell 2000 Value TR Index. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Grounded in decades of academic research, Acclivity’s strategies are designed to target equity securities that have specific characteristics associated with higher expected returns. Our organization remains stable, and our research team continues to pursue agile implementation that allows us to identify, validate, and incorporate new relevant research into strategies. Every day, we manage our strategies in an efficient way to reduce costs and enhance services for our clients.

Thank you for entrusting us with your investments.

Fund Performance

Acclivity Mid Cap Multi-Style Fund

In 2023, Acclivity Mid Cap Multi-Style Fund I Share class (“AXMIX”) was up 16.41%.

Exhibit 3. Quarterly Performance of AXMIX v.s. Russell Mid-Cap Index as of December 31st, 2023

2023 Performance	Q1	Q2	Q3	Q4	YTD

AXMIX	2.31%	4.52%	-2.32%	11.45%	16.41%

Russell Mid Cap	4.06%	4.76%	-4.68%	12.82%	17.23%

To decompose fund performance, most of the underperformance was attributed to security selections. Regarding sector allocation effects, the underweight allocations to utilities, real estate, and healthcare securities were the main contributors. In contrast, the overweight allocation to consumer staples and energy securities were the main detractors. Regarding security selection effects, consumer staples, healthcare, utilities, and communication services securities were the main contributors, while information technology, consumer discretionary, financials, and energy securities were the main detractors.

Acclivity Small Cap Value Fund

In 2023, Acclivity Small Cap Value Fund I Share class (“AXVIX”) was up 22.62%.

Exhibit 4. Quarterly Performance of AXVIX v.s. Russell 2000 Value as of December 31st, 2023

2023 Performance	Q1	Q2	Q3	Q4	YTD

AXVIX	0.91%	5.87%	-0.61%	15.48%	22.62%

Russell 2000 Value	-0.66%	3.18%	-2.96%	15.26%	14.65%

To decompose fund performance, 55% of the outperformance was attributed to sector allocations, while the remaining portion was attributed to security selections. Regarding sector allocation effects, the overweight allocations to consumer discretionary and information technology and the underweight allocation to utilities and healthcare were the main contributors. In contrast, the underweight allocation to financials and overweight allocation to consumer staples were the main detractors. Regarding security selection effects, consumer discretionary, information technology, materials, and financials were the main contributors, while energy, industrials, and consumer staples were the main detractors.

Disclosures and Important Information

S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. Bloomberg Barclays U.S. Aggregate Bond Index is representative of the entire universe of taxable fixed-income investments. It includes issues of the U.S. Government and any agency thereof, corporate issues of investment grade quality (Baa/BBB or better), and mortgage-backed securities. Russell Mid-Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Total return indexes reinvest dividends. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment. Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

3464-INN-02/02/2024

3131-NLD-02/02/2024

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

		Annualized
			Since Inception
	One Year	Three Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	16.41%	8.82%	9.21%
Acclivity Mid Cap Multi-Style Fund - Class N	16.41%	8.82%	9.21%
Russell Mid-Cap Total Return Index**	17.23%	5.92%	8.61%
S&P 500 Total Return Index***	26.29%	10.00%	12.04%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 35.66% for Class I shares and 35.91% for Class N shares per the May 1, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2023	% of Net Assets
Insurance	8.5%
Software	6.7%
Technology Hardware	4.4%
Oil & Gas Producers	4.2%
Machinery	3.9%
Medical Equipment & Devices	3.9%
Biotechnology & Pharmaceuticals	3.8%
Chemicals	3.7%
Retail - Discretionary	3.7%
Technology Services	3.6%
Other Investments & Assets in Excess of Liabilities	53.6%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmark:

		Annualized
			Since Inception
	One Year	Three Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	22.62%	17.57%	15.65%
Acclivity Small Cap Value Fund - Class N	22.37%	17.44%	15.54%
Russell 2000® Value Total Return Index**	14.65%	7.94%	10.00%
S&P 500 Total Return Index***	26.29%	10.00%	15.69%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.99% for Class I shares and 1.54% for Class N shares per the May 1, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.48% for Class I shares and 0.73% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of December 31, 2023	% of Net Assets
Banking	12.4%
Home Construction	6.9%
Retail - Discretionary	6.9%
Oil & Gas Producers	6.4%
Specialty Finance	4.8%
Technology Hardware	4.6%
Insurance	4.3%
Transportation & Logistics	3.9%
Semiconductors	3.2%
Commercial Support Services	3.1%
Other Investments & Liabilities in Excess of Assets	43.5%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0%
	ADVERTISING & MARKETING - 1.5%
317	Interpublic Group of Companies, Inc. (The)	$10,347
148	Omnicom Group, Inc.	12,803
5	Trade Desk, Inc. (The), Class A(a)	360
		23,510
	AEROSPACE & DEFENSE - 1.3%
9	Hexcel Corporation	664
12	Howmet Aerospace, Inc.	649
19	Huntington Ingalls Industries, Inc.	4,933
1	Teledyne Technologies, Inc.(a)	446
114	Textron, Inc.	9,168
36	Woodward, Inc.	4,901
		20,761
	APPAREL & TEXTILE PRODUCTS - 1.6%
1	Columbia Sportswear Company	80
2	Crocs, Inc.(a)	187
12	Deckers Outdoor Corporation(a)	8,021
1	Hanesbrands, Inc.	5
2	PVH Corporation	244
7	Ralph Lauren Corporation	1,009
100	Skechers USA, Inc., Class A(a)	6,234
266	Tapestry, Inc.	9,791
3	VF Corporation	56
		25,627
	ASSET MANAGEMENT - 1.0%
1	Ares Management Corporation, Class A	119
81	Carlyle Group, Inc. (The)	3,296
365	Franklin Resources, Inc.	10,874
2	LPL Financial Holdings, Inc.	455
2	Raymond James Financial, Inc.	223
9	Stifel Financial Corporation	622
		15,589
	AUTOMOTIVE - 0.8%
30	Autoliv, Inc.	3,306
166	BorgWarner, Inc.	5,951

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	AUTOMOTIVE - 0.8% (Continued)
59	Gentex Corporation	$1,927
11	Lear Corporation	1,553
		12,737
	BANKING - 2.5%
93	East West Bancorp, Inc.	6,691
17	First Horizon Corporation	241
709	Huntington Bancshares, Inc.	9,019
5	KeyCorporation	72
2	M&T Bank Corporation	274
2	Pinnacle Financial Partners, Inc.	174
2	Prosperity Bancshares, Inc.	135
783	Regions Financial Corporation	15,175
2	SouthState Corporation	169
1	SVB Financial Group(a)	0
2	Synovus Financial Corporation	75
5	Valley National Bancorp	54
122	Webster Financial Corporation	6,193
3	Zions Bancorp	132
		38,404
	BEVERAGES - 0.6%
157	Molson Coors Beverage Company, Class B	9,610

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.8%
1	ACADIA Pharmaceuticals, Inc.(a)	31
74	BioMarin Pharmaceutical, Inc.(a)	7,135
1	Blueprint Medicines Corporation(a)	92
2	Denali Therapeutics, Inc.(a)	43
305	Elanco Animal Health, Inc.(a)	4,545
60	Exelixis, Inc.(a)	1,440
4	Halozyme Therapeutics, Inc.(a)	148
255	ImmunoGen, Inc.(a)	7,561
194	Incyte Corporation(a)	12,181
95	Ionis Pharmaceuticals, Inc.(a)	4,806
1	Iovance Biotherapeutics, Inc.(a)	8

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.8% (Continued)
1	Mirati Therapeutics, Inc.(a)	$59
67	Neurocrine Biosciences, Inc.(a)	8,828
59	Sarepta Therapeutics, Inc.(a)	5,689
1	TG Therapeutics, Inc.(a)	17
34	United Therapeutics Corporation(a)	7,476
		60,059
	CABLE & SATELLITE - 0.4%
79	Liberty Broadband Corporation - Series C(a)	6,367

	CHEMICALS - 3.7%
60	Albemarle Corporation(b)	8,669
2	Ashland, Inc.	169
48	Avery Dennison Corporation	9,704
16	Celanese Corporation	2,486
44	CF Industries Holdings, Inc.	3,498
2	Chemours Company (The)	63
83	Eastman Chemical Company	7,455
129	FMC Corporation	8,133
3	Huntsman Corporation	75
2	International Flavors & Fragrances, Inc.	162
257	Mosaic Company (The)	9,182
2	Olin Corporation	108
74	RPM International, Inc.	8,261
17	Valvoline, Inc.	639
		58,604
	COMMERCIAL SUPPORT SERVICES - 0.9%
9	Aramark	253
2	ASGN, Inc.(a)	192
20	Clean Harbors, Inc.(a)	3,490
19	FTI Consulting, Inc.(a)	3,784
1	ManpowerGroup, Inc.	79
64	Robert Half, Inc.	5,627
1	Stericycle, Inc.(a)	50
		13,475

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	CONSTRUCTION MATERIALS - 2.3%
52	Advanced Drainage Systems, Inc.	$7,313
28	Carlisle Companies, Inc.	8,748
26	Eagle Materials, Inc.	5,274
1	Martin Marietta Materials, Inc.	499
5	MDU Resources Group, Inc.	99
64	Owens Corning	9,487
25	Simpson Manufacturing Company, Inc.	4,949
		36,369
	CONSUMER SERVICES - 0.3%
74	Service Corporation International	5,065

	CONTAINERS & PACKAGING - 2.9%
36	AptarGroup, Inc.	4,450
93	Crown Holdings, Inc.	8,564
259	Graphic Packaging Holding Company	6,384
269	International Paper Company	9,724
45	Packaging Corporation of America	7,331
5	Sealed Air Corporation	183
8	Sonoco Products Company	447
199	Westrock Company	8,263
		45,346
	DIVERSIFIED INDUSTRIALS - 0.4%
56	ITT, Inc.	6,682

	ELECTRIC UTILITIES - 1.3%
1	Alliant Energy Corporation	51
3	Evergy, Inc.	157
1	IDACORP, Inc.	98
196	OGE Energy Corporation	6,846
2	Pinnacle West Capital Corporation	144
1	Portland General Electric Company	43
348	Vistra Corporation	13,405
		20,744

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.5%
80	A O Smith Corporation	$6,595
128	API Group Corporation(a)	4,429
34	BWX Technologies, Inc.	2,609
5	Cognex Corporation	209
31	Generac Holdings, Inc.(a)	4,006
25	Hubbell, Inc.	8,223
24	Lennox International, Inc.	10,740
4	Littelfuse, Inc.	1,070
143	Trimble, Inc.(a)	7,608
193	Vertiv Holdings Company	9,270
		54,759
	ENGINEERING & CONSTRUCTION - 2.7%
20	AECOM	1,849
20	Comfort Systems USA, Inc.	4,113
30	EMCOR Group, Inc.	6,463
74	Jacobs Solutions, Inc.	9,605
55	KBR, Inc.	3,048
2	MasTec, Inc.(a)	151
2	Quanta Services, Inc.	432
23	Tetra Tech, Inc.	3,839
20	TopBuild Corporation(a)	7,485
110	WillScot Mobile Mini Holdings Corporation(a)	4,895
		41,880
	ENTERTAINMENT CONTENT - 0.0%(c)
4	Take-Two Interactive Software, Inc.(a)	644

	FOOD - 2.4%
203	Campbell Soup Company	8,776
309	Conagra Brands, Inc.	8,856
26	Darling Ingredients, Inc.(a)	1,296
5	Flowers Foods, Inc.	112
3	Ingredion, Inc.	326
68	J M Smucker Company (The)	8,594
85	Lamb Weston Holdings, Inc.	9,188

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	FOOD - 2.4% (Continued)
1	Lancaster Colony Corporation	$166
		37,314
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
3	Louisiana-Pacific Corporation	212
63	Trex Company, Inc.(a)	5,216
69	UFP Industries, Inc.	8,663
		14,091
	GAS & WATER UTILITIES - 0.5%
5	Atmos Energy Corporation	579
179	Essential Utilities, Inc.	6,686
		7,265
	HEALTH CARE FACILITIES & SERVICES - 3.2%
36	Acadia Healthcare Company, Inc.(a)	2,799
2	Cardinal Health, Inc.	202
81	Catalent, Inc.(a)	3,639
24	Charles River Laboratories International, Inc.(a)	5,674
8	Chemed Corporation	4,678
2	Encompass Health Corporation(b)	133
98	Henry Schein, Inc.(a)	7,420
19	Medpace Holdings, Inc.(a)	5,824
66	Quest Diagnostics, Inc.	9,100
2	Teladoc Health, Inc.(a)	43
67	Universal Health Services, Inc., Class B	10,214
		49,726
	HOME & OFFICE PRODUCTS - 0.4%
2	Leggett & Platt, Inc.	52
107	Tempur Sealy International, Inc.	5,454
		5,506
	HOME CONSTRUCTION - 1.7%
72	Fortune Brands Innovations, Inc.	5,482
157	Masco Corporation	10,516
22	PulteGroup, Inc.	2,271
86	Toll Brothers, Inc.	8,840
		27,109

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.1%
90	Coty, Inc., Class A(a)	$1,118

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
12	RBC Bearings, Inc.(a)	3,419
2	Timken Company (The)	160
		3,579
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2	SiteOne Landscape Supply, Inc.(a)	325
24	U-Haul Holding Company	1,691
1	United Rentals, Inc.	573
17	Watsco, Inc.	7,284
37	WESCO International, Inc.	6,434
		16,307
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
124	Jefferies Financial Group, Inc.	5,011
96	Northern Trust Corporation	8,101
86	SEI Investments Company	5,465
64	Tradeweb Markets, Inc., Class A	5,816
		24,393
	INSURANCE - 8.5%
86	American Financial Group, Inc.	10,224
59	Assurant, Inc.	9,941
140	Cincinnati Financial Corporation	14,484
179	Equitable Holdings, Inc.	5,961
107	Globe Life, Inc.	13,024
15	Kinsale Capital Group, Inc.	5,024
3	Lincoln National Corporation	81
235	Loews Corporation	16,354
1	Markel Group, Inc.(a)	1,420
244	Old Republic International Corporation	7,174
37	Primerica, Inc.	7,613
1	Radian Group, Inc.	28
47	Reinsurance Group of America, Inc.	7,604
275	Unum Group	12,435

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	INSURANCE - 8.5% (Continued)
136	Voya Financial, Inc.	$9,923
154	W R Berkley Corporation	10,891
		132,181
	INTERNET MEDIA & SERVICES - 1.0%
67	Expedia Group, Inc.(a)	10,170
42	Pinterest, Inc., Class A(a)	1,556
47	Roku, Inc.(a)	4,308
1	TripAdvisor, Inc.(a)	21
5	Zillow Group, Inc., Class C(a)	289
		16,344
	LEISURE FACILITIES & SERVICES - 0.9%
2	Darden Restaurants, Inc.	329
5	Hilton Grand Vacations, Inc.(a)	201
49	Light & Wonder, Inc.(a)	4,023
54	Texas Roadhouse, Inc.	6,600
26	Wyndham Hotels & Resorts, Inc.	2,091
		13,244
	LEISURE PRODUCTS - 0.4%
18	Axon Enterprise, Inc.(a)	4,650
2	Brunswick Corporation	194
2	Fox Factory Holding Corporation(a)	135
5	Hasbro, Inc.	255
37	Mattel, Inc.(a)	699
3	Polaris, Inc.	284
1	Thor Industries, Inc.	118
		6,335
	MACHINERY - 3.9%
81	AGCO Corporation	9,834
20	Curtiss-Wright Corporation	4,456
70	Donaldson Company, Inc.	4,575
1	Enovis Corporation(a)	56
1	Flowserve Corporation	41
3	Graco, Inc.	260
37	Lincoln Electric Holdings, Inc.	8,046

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	MACHINERY - 3.9% (Continued)
2	Middleby Corporation (The)(a)	$294
23	MSA Safety, Inc.	3,883
6	Oshkosh Corporation	650
48	Regal Rexnord Corporation	7,105
47	Snap-on, Inc.	13,576
89	Stanley Black & Decker, Inc.	8,731
1	Toro Company (The)	96
		61,603
	MEDICAL EQUIPMENT & DEVICES - 3.9%
366	Avantor, Inc.(a)	8,356
17	Bio-Rad Laboratories, Inc., Class A(a)	5,489
2	Bio-Techne Corporation	154
96	Bruker Corporation	7,054
6	Dentsply Sirona, Inc.	214
2	Exact Sciences Corporation(a)	148
66	Globus Medical, Inc., Class A(a)	3,517
1	Haemonetics Corporation(a)	86
38	Insulet Corporation(a)	8,245
2	Integra LifeSciences Holdings Corporation(a)	87
1	iRhythm Technologies, Inc.(a)	107
2	Masimo Corporation(a)	234
1	Nevro Corporation(a)	22
14	Repligen Corporation(a),(b)	2,517
81	Revvity, Inc.	8,854
3	Shockwave Medical, Inc.(a)	572
25	Teleflex, Inc.	6,233
29	Waters Corporation(a)	9,548
		61,437
	METALS & MINING - 0.6%
4	Alcoa Corporation	136
389	Cleveland-Cliffs, Inc.(a)	7,943
4	Royal Gold, Inc.	484
		8,563

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	OIL & GAS PRODUCERS - 4.2%
167	Antero Resources Corporation(a)	$3,788
223	APA Corporation	8,001
25	Coterra Energy, Inc.	638
2	Diamondback Energy, Inc.	310
34	EQT Corporation	1,315
270	HF Sinclair Corporation	15,004
7	Magnolia Oil & Gas Corporation, Class A	149
482	Marathon Oil Corporation	11,645
84	Matador Resources Company	4,776
36	Murphy Oil Corporation	1,536
9	Murphy USA, Inc.	3,209
18	ONEOK, Inc.(b)	1,264
62	Ovintiv, Inc.	2,723
1	PBF Energy, Inc., Class A	44
135	Range Resources Corporation	4,109
2	SM Energy Company	77
1,005	Southwestern Energy Company(a)	6,583
6	Targa Resources Corporation(b)	521
		65,692
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
7	Halliburton Company	253
50	NOV, Inc.	1,014
		1,267
	PUBLISHING & BROADCASTING - 1.5%
101	New York Times Company (The), Class A	4,948
729	News Corporation, Class A	17,897
		22,845
	REAL ESTATE SERVICES - 0.7%
57	Jones Lang LaSalle, Inc.(a)	10,766

	RENEWABLE ENERGY - 0.2%
2	Enphase Energy, Inc.(a)	264
12	First Solar, Inc.(a)	2,068
		2,332

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0%
95	BJ’s Wholesale Club Holdings, Inc.(a)	$6,333
36	Casey’s General Stores, Inc.	9,890
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	76
		16,299
	RETAIL - DISCRETIONARY - 3.7%
154	Best Buy Company, Inc.	12,055
86	Builders FirstSource, Inc.(a)	14,357
40	Burlington Stores, Inc.(a)	7,779
58	Dick’s Sporting Goods, Inc.	8,523
42	Floor & Decor Holdings, Inc., Class A(a),(b)	4,686
2	Genuine Parts Company	277
1	Tractor Supply Company	215
1	Ulta Beauty, Inc.(a)	490
46	Williams-Sonoma, Inc.	9,282
		57,664
	SEMICONDUCTORS - 3.5%
1	Azenta, Inc.(a)	65
80	Entegris, Inc.(b)	9,586
88	Lattice Semiconductor Corporation(a)	6,071
4	MKS Instruments, Inc.	412
1	Monolithic Power Systems, Inc.	631
5	ON Semiconductor Corporation(a)	418
22	Onto Innovation, Inc.(a)	3,364
66	Qorvo, Inc.(a)	7,432
48	Rambus, Inc.(a)	3,276
91	Skyworks Solutions, Inc.	10,230
2	Synaptics, Inc.(a)	228
83	Teradyne, Inc.	9,007
24	Universal Display Corporation	4,590
2	Wolfspeed, Inc.(a),(b)	87
		55,397
	SOFTWARE - 6.7%
1	ACI Worldwide, Inc.(a)	31
72	Akamai Technologies, Inc.(a)	8,521

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 6.7% (Continued)
1	Alteryx, Inc., Class A(a)	$47
2	Aspen Technology, Inc.(a)	440
52	BILL Holdings, Inc.(a)	4,243
54	Ceridian HCM Holding, Inc.(a)	3,625
1	Concentrix Corporation	98
130	DocuSign, Inc.(a)	7,729
118	Dynatrace, Inc.(a)	6,453
1	Five9, Inc.(a)	79
328	Gen Digital, Inc.	7,485
30	Guidewire Software, Inc.(a)	3,271
42	Manhattan Associates, Inc.(a)	9,043
72	Okta, Inc.(a)	6,518
1	Omnicell, Inc.(a)	38
34	Paycom Software, Inc.	7,029
29	Paylocity Holding Corporation(a)	4,781
1	Pegasystems, Inc.	49
5	PTC, Inc.(a)	875
40	Qualys, Inc.(a)	7,851
157	SS&C Technologies Holdings, Inc.	9,594
1	Tenable Holdings, Inc.(a)	46
2	Teradata Corporation(a)	87
113	Twilio, Inc., Class A(a)	8,573
189	Unity Software, Inc.(a)	7,728
1	Ziff Davis, Inc.(a)	67
29	ZoomInfo Technologies, Inc., Class A(a)	536
		104,837
	SPECIALTY FINANCE - 2.0%
341	Fidelity National Financial, Inc.	17,398
2	First American Financial Corporation	129
1	MGIC Investment Corporation	19
349	Synchrony Financial	13,328
		30,874
	STEEL - 1.3%
4	Commercial Metals Company	200

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	STEEL - 1.3% (Continued)
38	Reliance Steel & Aluminum Company	$10,628
5	Steel Dynamics, Inc.	590
183	United States Steel Corporation	8,903
		20,321
	TECHNOLOGY HARDWARE - 4.4%
102	Ciena Corporation(a)	4,591
42	Dolby Laboratories, Inc., Class A	3,620
37	F5, Inc.(a)	6,622
13	Jabil, Inc.	1,656
251	Juniper Networks, Inc.	7,399
1	Lumentum Holdings, Inc.(a)	52
97	NetApp, Inc.	8,552
221	Pure Storage, Inc., Class A(a)	7,881
37	Super Micro Computer, Inc.(a)	10,518
2	TD SYNNEX Corporation	215
170	Western Digital Corporation(a)	8,903
33	Zebra Technologies Corporation, Class A(a)	9,020
		69,029
	TECHNOLOGY SERVICES - 3.6%
34	Booz Allen Hamilton Holding Corporation	4,349
13	CACI International, Inc., Class A(a)	4,210
5	DXC Technology Company(a),(b)	114
26	EPAM Systems, Inc.(a)	7,731
1	Euronet Worldwide, Inc.(a)	101
36	Jack Henry & Associates, Inc.	5,883
80	Leidos Holdings, Inc.	8,659
2	MarketAxess Holdings, Inc.	586
18	Morningstar, Inc.	5,152
46	Science Applications International Corporation	5,719
113	TransUnion	7,764
15	Western Union Company (The)	179
30	WEX, Inc.(a)	5,837
		56,284

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1%
14	CH Robinson Worldwide, Inc.	$1,209
1	JB Hunt Transport Services, Inc.	200
128	Knight-Swift Transportation Holdings, Inc.	7,379
3	Landstar System, Inc.	581
1	Saia, Inc.(a)	438
614	Southwest Airlines Company	17,732
67	XPO Logistics, Inc.(a)	5,869
		33,408
	TRANSPORTATION EQUIPMENT - 0.0%(c)
2	Westinghouse Air Brake Technologies Corporation	254

	WHOLESALE - CONSUMER STAPLES - 1.1%
143	Performance Food Group Company(a)	9,889
147	US Foods Holding Corporation(a)	6,675
		16,564
	WHOLESALE - DISCRETIONARY - 1.2%
173	LKQ Corporation	8,267
25	Pool Corporation	9,968
		18,235

	TOTAL COMMON STOCKS (Cost $1,370,314)	1,564,415

	RIGHT — 0.0%(d)
	MEDICAL EQUIPMENT & DEVICES - 0.0%(d)
7	ABIOMED, Inc. - CVR (Cost $7)(a)(e)	7

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	SHORT-TERM INVESTMENT — 1.8%
	COLLATERAL FOR SECURITIES LOANED - 1.8%
27,907	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $27,907)(f),(g)	$27,907

	TOTAL INVESTMENTS - 101.8% (Cost $1,398,228)	$1,592,329
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(27,928)
	NET ASSETS - 100.0%	$1,564,401

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $26,731.

(c)	Amount represents less than 0.05%.

(d)	Amount represents less than 0.05%.

(e)	Fair value was determined using significant unobservable inputs. See Note 2.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2023 is $27,907.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 0.6%
5	Barnes Group, Inc.	$163
41	Ducommun, Inc.(a)	2,135
800	Kaman Corporation	19,160
1,106	Kratos Defense & Security Solutions, Inc.(a)	22,441
1,055	Mercury Systems, Inc.(a)	38,581
514	Moog, Inc., Class A	74,417
71	National Presto Industries, Inc.	5,700
2	SIFCO Industries, Inc.(a)	9
		162,606
	APPAREL & TEXTILE PRODUCTS - 1.2%
443	Culp, Inc.(a)	2,565
340	Jerash Holdings US, Inc.	1,044
477	Lakeland Industries, Inc.	8,844
1,005	Movado Group, Inc.	30,301
1,243	PVH Corporation	151,795
647	Rocky Brands, Inc.	19,526
843	Superior Group of Companies, Inc.	11,381
149	Tandy Leather Factory, Inc.(a)	639
11,339	Under Armour, Inc., Class A(a)	99,670
387	Unifi, Inc.(a)	2,577
22	Weyco Group, Inc.	690
		329,032
	ASSET MANAGEMENT - 1.2%
15	Associated Capital Group, Inc., Class A	536
12,266	Blue Owl Capital Corporation	181,046
3	First Western Financial, Inc.(a)	59
39	Hennessy Advisors, Inc.	262
1,654	ODP Corporation (The)(a)	93,120
1,107	Oppenheimer Holdings, Inc., Class A	45,741
		320,764
	AUTOMOTIVE - 1.7%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	27,099
1,444	China Automotive Systems, Inc.(a)	4,664
2,769	Dana, Inc.	40,455

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	AUTOMOTIVE - 1.7% (Continued)
13,206	Goodyear Tire & Rubber Company (The)(a)	$189,110
3,138	Harley-Davidson, Inc.	115,604
594	Kandi Technologies Group, Inc.(a)	1,663
716	Methode Electronics, Inc.	16,275
712	Miller Industries, Inc.	30,110
1,247	Motorcar Parts of America, Inc.(a)	11,647
876	Standard Motor Products, Inc.	34,874
		471,501
	BANKING - 12.4%
17	ACNB Corporation	761
134	Amalgamated Financial Corporation	3,610
127	American National Bankshares, Inc.	6,191
1,160	Ameris Bancorp	61,538
1,455	Atlantic Union Bankshares Corporation	53,166
3,341	Banc of California, Inc.	44,870
501	Bank of Marin Bancorp	11,032
2,073	Bank OZK(b)	103,298
845	BankFinancial Corporation	8,670
377	BankUnited, Inc.	12,226
1,017	Banner Corporation	54,471
398	Bar Harbor Bankshares	11,685
512	BayCom Corporation	12,078
1,035	Berkshire Hills Bancorp, Inc.	25,699
605	Business First Bancshares, Inc.	14,913
882	Byline Bancorp, Inc.	20,780
2,169	Cadence Bank	64,181
197	Camden National Corporation	7,413
223	Capital City Bank Group, Inc.	6,563
403	Capstar Financial Holdings, Inc.	7,552
1,014	Carter Bankshares, Inc.(a)	15,180
1,162	Cathay General Bancorp	51,790
49	CB Financial Services, Inc.	1,167
965	Central Pacific Financial Corporation	18,991
258	Central Valley Community Bancorp	5,766

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.4% (Continued)
81	Citizens & Northern Corporation	$1,817
514	Citizens Community Bancorp, Inc.	6,019
656	Civista Bancshares, Inc.	12,097
649	CNB Financial Corporation	14,661
378	Colony Bankcorp, Inc.	5,027
208	Community Trust Bancorp, Inc.(b)	9,123
564	Customers Bancorp, Inc.(a)	32,498
2,214	CVB Financial Corporation	44,701
567	Dime Community Bancshares, Inc.	15,269
166	Eagle Bancorp Montana, Inc.	2,621
3,551	Eastern Bankshares, Inc.	50,424
769	Enterprise Financial Services Corporation	34,336
250	Equity Bancshares, Inc., Class A	8,475
85	ESSA Bancorp, Inc.	1,702
1,168	First Bancshares, Inc. (The)	34,257
1,371	First Busey Corporation	34,028
1	First Commonwealth Financial Corporation	15
265	First Community Bankshares, Inc.	9,831
2,448	First Financial Bancorp	58,140
563	First Financial Corporation	24,226
301	First Financial Northwest, Inc.	4,057
5,535	First Horizon Corporation	78,376
39	First Internet Bancorp	943
2,307	First Interstate BancSystem, Inc., Class A	70,940
1,225	First Merchants Corporation	45,423
325	First Mid Bancshares, Inc.	11,265
371	First Northwest Bancorp	5,914
632	First of Long Island Corporation (The)	8,368
103	Flushing Financial Corporation	1,697
4,019	FNB Corporation	55,342
196	FS Bancorp, Inc.	7,244
3,459	Fulton Financial Corporation	56,935
121	Great Southern Bancorp, Inc.	7,181
1,983	Hancock Whitney Corporation	96,354

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.4% (Continued)
1,078	Hanmi Financial Corporation	$20,913
1,214	Heartland Financial USA, Inc.	45,659
2,595	Heritage Commerce Corporation	25,742
1,426	Heritage Financial Corporation	30,502
1,586	Hilltop Holdings, Inc.	55,843
290	Home Bancorp, Inc.	12,183
739	HomeTrust Bancshares, Inc.	19,894
2,375	Hope Bancorp, Inc.	28,690
1,208	Horizon Bancorp, Inc.	17,286
1,394	Independent Bank Corporation (Massachusetts)	91,739
739	Independent Bank Corporation (Michigan)	19,229
591	Investar Holding Corporation	8,812
1,391	Lakeland Bancorp, Inc.	20,573
381	LCNB Corporation	6,008
672	Macatawa Bank Corporation	7,580
570	Mercantile Bank Corporation	23,017
183	Metropolitan Bank Holding Corporation(a),(b)	10,135
828	Midland States Bancorp, Inc.	22,820
904	MidWestOne Financial Group, Inc.	24,327
1,339	Northfield Bancorp, Inc.	16,845
224	Northrim BanCorp, Inc.	12,815
4,385	Northwest Bancshares, Inc.	54,725
1,487	OceanFirst Financial Corporation	25,814
45	Ohio Valley Banc Corporation	1,035
6,499	Old National Bancorp	109,768
6	Old Point Financial Corporation	106
700	OP Bancorp	7,665
470	Orrstown Financial Services, Inc.	13,865
2,468	Pacific Premier Bancorp, Inc.	71,843
388	Parke Bancorp, Inc.	7,857
12	Pathfinder Bancorp, Inc.	166
506	Peapack-Gladstone Financial Corporation	15,089
1,441	Peoples Bancorp, Inc.(b)	48,648
1,736	Premier Financial Corporation	41,838

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.4% (Continued)
537	Primis Financial Corporation	$6,798
281	Princeton Bancorp, Inc.	10,088
2,060	Prosperity Bancshares, Inc.	139,524
212	Provident Financial Holdings, Inc.	2,673
2,301	Provident Financial Services, Inc.	41,487
705	RBB Bancorp	13,423
1,529	Renasant Corporation	51,497
583	Republic Bancorp, Inc., Class A	32,158
3,100	Republic First Bancorp, Inc.(a)	93
972	Riverview Bancorp, Inc.	6,221
1,205	S&T Bancorp, Inc.	40,271
394	SB Financial Group, Inc.	6,005
207	Seacoast Banking Corporation of Florida	5,891
590	Sierra Bancorp	13,305
303	SmartFinancial, Inc.	7,420
85	South Plains Financial, Inc.	2,462
61	SouthState Corporation	5,151
139	Stellar Bancorp, Inc.	3,870
1,375	Sterling Bancorp, Inc.(a)	7,934
411	Summit Financial Group, Inc.	12,614
1,818	Synovus Financial Corporation	68,448
54	Territorial Bancorp, Inc.	602
679	Texas Capital Bancshares, Inc.(a)	43,884
1,870	Towne Bank	55,651
783	TrustCompany Bank Corporation	24,312
1,233	Trustmark Corporation	34,376
172	United Bancshares, Inc.	3,311
2,658	United Bankshares, Inc.	99,808
420	United Security Bancshares	3,532
5,465	Valley National Bancorp	59,350
1,145	Washington Federal, Inc.	37,739
1,873	WesBanco, Inc.	58,756
924	Western New England Bancorp, Inc.	8,316
523	Wintrust Financial Corporation	48,508

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 12.4% (Continued)
2,462	Zions Bancorp	$108,008
		3,455,414
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.6%
808	Amneal Pharmaceuticals, Inc.(a)	4,904
944	Cumberland Pharmaceuticals, Inc.(a)	1,643
13,685	Elanco Animal Health, Inc.(a)	203,906
2,069	Innoviva, Inc.(a)	33,187
346	Ligand Pharmaceuticals, Inc.(a)	24,711
1,450	Pacira BioSciences, Inc.(a)	48,923
1,062	Prestige Consumer Healthcare, Inc.(a)	65,016
1,822	Supernus Pharmaceuticals, Inc.(a)	52,729
		435,019
	CABLE & SATELLITE - 0.1%
5,770	DISH Network Corporation, Class A(a),(b)	33,293
966	WideOpenWest, Inc.(a)	3,912
		37,205
	CHEMICALS - 1.4%
396	AdvanSix, Inc.	11,864
734	American Vanguard Corporation	8,052
713	Ashland, Inc.	60,113
1,217	Avient Corporation	50,591
2,143	Ecovyst, Inc.(a)	20,937
352	Haynes International, Inc.	20,082
195	HB Fuller Company	15,875
2,768	Huntsman Corporation	69,560
414	LSB Industries, Inc.(a)	3,854
42	Materion Corporation	5,466
884	Minerals Technologies, Inc.	63,038
375	Stepan Company	35,456
760	Valhi, Inc.	11,544
		376,432
	COMMERCIAL SUPPORT SERVICES - 3.1%
1,428	ABM Industries, Inc.	64,017
12,270	ADT, Inc.	83,681

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.1% (Continued)
2,208	ARC Document Solutions, Inc.	$7,242
698	ASGN, Inc.(a)	67,127
252	BGSF, Inc.	2,369
7,511	BrightView Holdings, Inc.(a)	63,243
4,954	CoreCivic, Inc.(a)	71,982
864	Cross Country Healthcare, Inc.(a)	19,561
1,303	Deluxe Corporation	27,949
531	Ennis, Inc.	11,634
9,359	GEO Group, Inc. (The)(a)	101,358
897	Heidrick & Struggles International, Inc.	26,488
1,030	Information Services Group, Inc.	4,851
1,773	Kelly Services, Inc., Class A	38,332
1,102	Korn Ferry	65,404
684	ManpowerGroup, Inc.	54,358
1,061	Resources Connection, Inc.	15,034
251	Schnitzer Steel Industries, Inc., Class A	7,570
1,060	Stericycle, Inc.(a)	52,534
983	TrueBlue, Inc.(a)	15,079
359	UniFirst Corporation	65,665
83	V2X, Inc.(a)	3,855
		869,333
	CONSTRUCTION MATERIALS - 0.4%
5,716	MDU Resources Group, Inc.	113,177

	CONSUMER SERVICES - 1.2%
390	Adtalem Global Education, Inc.(a)	22,991
1,934	American Public Education, Inc.(a)	18,663
1,697	Chegg, Inc.(a)	19,278
131	Graham Holdings Company, Class B	91,244
199	Grand Canyon Education, Inc.(a)	26,276
321	Lincoln Educational Services Corporation(a)	3,223
713	Matthews International Corporation, Class A	26,131
3,400	Perdoceo Education Corporation	59,704

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	CONSUMER SERVICES - 1.2% (Continued)
616	Strategic Education, Inc.	$56,900
		324,410
	CONTAINERS & PACKAGING - 0.8%
173	Greif, Inc., Class A	11,347
5,705	O-I Glass, Inc.(a)	93,448
6,272	Pactiv Evergreen, Inc.	85,989
1,029	TriMas Corporation	26,065
		216,849
	E-COMMERCE DISCRETIONARY - 0.1%
1,593	Lands’ End, Inc.(a)	15,229

	ELECTRICAL EQUIPMENT - 1.1%
47	Argan, Inc.	2,199
376	Bel Fuse, Inc., Class B	25,105
990	Belden, Inc.	76,477
939	Kimball Electronics, Inc.(a)	25,306
343	Littelfuse, Inc.	91,773
1,133	LSI Industries, Inc.	15,953
415	OSI Systems, Inc.(a)	53,556
195	Preformed Line Products Company	26,103
		316,472
	ENGINEERING & CONSTRUCTION - 1.2%
711	Arcosa, Inc.	58,757
1,075	Granite Construction, Inc.	54,674
1,344	MasTec, Inc.(a)	101,768
1,648	Mistras Group, Inc.(a)	12,063
2,158	Primoris Services Corporation	71,667
342	Tutor Perini Corporation(a)	3,112
473	VSE Corporation	30,561
		332,602
	ENTERTAINMENT CONTENT - 0.1%
1,285	AMC Networks, Inc., Class A(a)	24,145

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 1.2%
256	Alico, Inc.	$7,445
2,066	B&G Foods, Inc.	21,693
711	Hain Celestial Group, Inc. (The)(a)	7,785
1,588	Ingredion, Inc.	172,346
56	J M Smucker Company (The)	7,077
12	Natural Health Trends Corporation	70
322	Nature’s Sunshine Products, Inc.(a)	5,567
3	Seaboard Corporation	10,710
640	Seneca Foods Corporation, Class A(a)	33,562
906	Simply Good Foods Company (The)(a)	35,878
893	TreeHouse Foods, Inc.(a)	37,015
		339,148
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
863	Boise Cascade Company	111,638
540	Mercer International, Inc.	5,119
856	UFP Industries, Inc.	107,471
		224,228
	HEALTH CARE FACILITIES & SERVICES - 1.5%
126	Addus HomeCare Corporation(a)	11,699
398	Amedisys, Inc.(a)	37,834
2,825	Brookdale Senior Living, Inc.(a)	16,442
14	Encompass Health Corporation(b)	934
863	National HealthCare Corporation	79,758
4,533	OPKO Health, Inc.(a)	6,845
1,536	Owens & Minor, Inc.(a)	29,599
903	Patterson Companies, Inc.	25,690
4,302	Pediatrix Medical Group, Inc.(a)	40,009
712	Premier, Inc., Class A	15,920
2,723	Select Medical Holdings Corporation	63,991
3,088	Teladoc Health, Inc.(a)	66,546
308	US Physical Therapy, Inc.	28,687
		423,954
	HOME & OFFICE PRODUCTS - 1.2%
6,166	ACCO Brands Corporation	37,489

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HOME & OFFICE PRODUCTS - 1.2% (Continued)
434	HNI Corporation	$18,154
328	Hooker Furnishings Corporation	8,554
200	Kewaunee Scientific Corporation(a)	5,814
2,696	Leggett & Platt, Inc.	70,554
1,783	Lifetime Brands, Inc.	11,964
2,429	MillerKnoll, Inc.	64,806
5,054	Newell Brands, Inc.	43,869
5,309	Steelcase, Inc., Class A	71,778
789	Virco Manufacturing Corporation(a)	9,492
		342,474
	HOME CONSTRUCTION - 6.9%
503	American Woodmark Corporation(a)	46,703
3,076	Beazer Homes USA, Inc.(a)	103,938
1,104	Century Communities, Inc.	100,619
2,411	Forestar Group, Inc.(a)	79,732
1,493	Green Brick Partners, Inc.(a)	77,546
771	Griffon Corporation	46,992
2,179	Interface, Inc.	27,499
2,255	JELD-WEN Holding, Inc.(a)	42,574
2,967	KB Home	185,319
631	LGI Homes, Inc.(a)	84,024
1,034	M/I Homes, Inc.(a)	142,423
1,801	MDC Holdings, Inc.	99,505
1,325	Meritage Homes Corporation	230,815
1,542	Mohawk Industries, Inc.(a)	159,597
623	Patrick Industries, Inc.	62,518
3,633	Taylor Morrison Home Corporation(a)	193,821
1,410	Toll Brothers, Inc.	144,934
2,744	Tri Pointe Homes, Inc.(a)	97,138
		1,925,697
	HOUSEHOLD PRODUCTS - 0.9%
1,185	Central Garden & Pet Company, Class A(a)	52,187
1,037	Clearwater Paper Corporation(a)	37,456
313	Crown Crafts, Inc. ARS	1,553

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 0.9% (Continued)
1,460	Edgewell Personal Care Company	$53,480
159	Nu Skin Enterprises, Inc., Class A	3,088
1,636	Quanex Building Products Corporation	50,013
685	Spectrum Brands Holdings, Inc.	54,642
		252,419
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
1,488	Ampco-Pittsburgh Corporation(a)	4,062
485	AZZ, Inc.	28,174
347	Core Molding Technologies, Inc.(a)	6,430
189	Eastern Company (The)	4,158
330	Enpro, Inc.	51,724
564	Gibraltar Industries, Inc.(a)	44,545
466	Insteel Industries, Inc.	17,843
345	L B Foster Company, Class A(a)	7,587
1,973	Mueller Industries, Inc.	93,027
788	Park-Ohio Holdings Corporation	21,244
450	Strattec Security Corporation(a)	11,300
1,342	Timken Company (The)	107,561
603	Tredegar Corporation	3,262
		400,917
	INDUSTRIAL SUPPORT SERVICES - 0.5%
638	DXP Enterprises, Inc.(a)	21,501
5,938	Resideo Technologies, Inc.(a)	111,753
524	Titan Machinery, Inc.(a)	15,133
		148,387
	INSURANCE - 4.3%
312	Ambac Financial Group, Inc.(a)	5,142
338	American Coastal Insurance Corporation(a)	3,197
1,797	Brighthouse Financial, Inc.(a)	95,097
5,810	Citizens, Inc.(a)	15,629
1,996	Donegal Group, Inc., Class A	27,924
2,193	eHealth, Inc.(a)	19,123
1,030	Employers Holdings, Inc.	40,582
37,604	Genworth Financial, Inc., Class A(a)	251,195

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 4.3% (Continued)
1,026	Global Indemnity Group, LLC	$33,078
49	Kemper Corporation	2,385
551	Kingstone Companies, Inc.(a)	1,174
4,833	Lincoln National Corporation	130,346
276	National Western Life Group, Inc., Class A	133,313
2,654	NMI Holdings, Inc., Class A(a)	78,771
5,370	ProAssurance Corporation	74,052
8,180	Radian Group, Inc.	233,539
2,585	Security National Financial Corporation, Class A(a)	23,265
337	Tiptree, Inc.	6,389
246	Unico American Corporation(a)	1
1,489	United Fire Group, Inc.	29,959
51	Universal Insurance Holdings, Inc.	815
		1,204,976
	INTERNET MEDIA & SERVICES - 0.8%
172	Cars.com, Inc.(a)	3,263
744	DHI Group, Inc.(a)	1,927
13,555	GoodRx Holdings, Inc.(a)	90,818
2,458	IAC, Inc.(a)	128,750
1,449	TrueCar, Inc.(a)	5,014
		229,772
	LEISURE FACILITIES & SERVICES - 1.1%
10	Ark Restaurants Corporation	142
1,662	Bally’s Corporation(a)	23,168
128	Biglari Holdings, Inc.(a)	21,111
793	Cannae Holdings, Inc.(a)	15,472
3,422	Carrols Restaurant Group, Inc.	26,965
154	Chuy’s Holdings, Inc.(a)	5,887
1,994	El Pollo Loco Holdings, Inc.(a)	17,587
834	Good Times Restaurants, Inc.(a)	2,118
2,641	Marcus Corporation (The)	38,506
955	Marriott Vacations Worldwide Corporation	81,070
2,743	Penn Entertainment, Inc.(a)	71,373
		303,399

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE PRODUCTS - 1.7%
481	Escalade, Inc.	$9,663
124	LCI Industries	15,588
409	MasterCraft Boat Holdings, Inc.(a)	9,260
693	Smith & Wesson Brands, Inc.	9,397
1,213	Thor Industries, Inc.	143,437
12,284	Topgolf Callaway Brands Corporation(a)	176,153
1,973	Vista Outdoor, Inc.(a)	58,342
824	Winnebago Industries, Inc.(b)	60,053
		481,893
	MACHINERY - 2.6%
55	Alamo Group, Inc.	11,560
73	Astec Industries, Inc.	2,716
1,165	Columbus McKinnon Corporation	45,458
1,377	Enovis Corporation(a)	77,140
676	Gencor Industries, Inc.(a)	10,911
1,732	Hillenbrand, Inc.	82,876
225	Hurco Companies, Inc.	4,844
2,693	Kennametal, Inc.	69,452
495	LS Starrett Company (The), Class A(a)	5,990
2,227	Manitowoc Company, Inc. (The)(a)	37,169
878	Middleby Corporation (The)(a)	129,215
941	NN, Inc.(a)	3,764
1,945	Oshkosh Corporation	210,857
2,057	Titan International, Inc.(a)	30,608
		722,560
	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,236	AngioDynamics, Inc.(a)	9,690
148	Artivion, Inc.(a)	2,646
1,461	Avanos Medical, Inc.(a)	32,770
2,947	Dentsply Sirona, Inc.	104,884
2,545	Envista Holdings Corporation(a)	61,233
811	FONAR Corporation(a)	15,863
1,650	Harvard Bioscience, Inc.(a)	8,828
256	ICU Medical, Inc.(a)	25,533

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.9% (Continued)
37	Inogen, Inc.(a)	$203
510	Integer Holdings Corporation(a)	50,531
1,044	Integra LifeSciences Holdings Corporation(a)	45,466
4,326	OraSure Technologies, Inc.(a)	35,473
1,431	QuidelOrtho Corporation(a)	105,465
60	Utah Medical Products, Inc.	5,053
1,722	Varex Imaging Corporation(a)	35,301
		538,939
	METALS & MINING - 2.6%
2,211	Alcoa Corporation	75,174
168	Alpha Metallurgical Resources, Inc.	56,939
6,371	Coeur Mining, Inc.(a)	20,769
520	Encore Wire Corporation	111,072
9,015	Hecla Mining Company	43,362
2,507	Livent Corporation(a)	45,076
7,427	Peabody Energy Corporation	180,625
2,172	Ramaco Resources, Inc.	37,315
5,099	SunCoke Energy, Inc.	54,763
1,729	Warrior Met Coal, Inc.	105,417
		730,512
	OIL & GAS PRODUCERS - 6.4%
3,775	Amplify Energy Corporation(a)	22,386
7,401	Berry Corporation	52,029
4,992	Callon Petroleum Company(a)	161,741
3,370	Civitas Resources, Inc.	230,441
5,182	CNX Resources Corporation(a),(b)	103,640
550	Comstock Resources, Inc.	4,867
324	Delek US Holdings, Inc.	8,359
6,877	Murphy Oil Corporation	293,373
6,814	PBF Energy, Inc., Class A	299,543
1,106	Permian Resources Corporation	15,042
5,604	Ring Energy, Inc.(a)	8,182
2,674	SilverBow Resources, Inc.(a)	77,760
2,734	SM Energy Company	105,860

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 6.4% (Continued)
36,855	Southwestern Energy Company(a)	$241,400
67	Talos Energy, Inc.(a)	953
9,273	VAALCO Energy, Inc.	41,636
2,344	Vital Energy, Inc.(a)	106,629
1,003	World Kinect Corporation	22,848
		1,796,689
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
490	Archrock, Inc.	7,546
1,078	Dril-Quip, Inc.(a)	25,085
805	Geospace Technologies Corporation(a)	10,433
7,528	Helix Energy Solutions Group, Inc.(a),(b)	77,388
1,213	Helmerich & Payne, Inc.	43,935
2,280	MRC Global, Inc.(a)	25,103
126	Natural Gas Services Group, Inc.(a)	2,026
2,237	NOW, Inc.(a)	25,323
6,430	Patterson-UTI Energy, Inc.	69,444
8,404	ProPetro Holding Corporation(a)	70,425
1,989	Ranger Energy Services, Inc.	20,347
2,440	Select Water Solutions, Inc., Class A	18,520
772	Solaris Oilfield Infrastructure, Inc., Class A	6,145
2,049	US Silica Holdings, Inc.(a)	23,174
		424,894
	PUBLISHING & BROADCASTING - 1.0%
1,938	Beasley Broadcast Group, Inc., Class A(a)	1,702
393	Cumulus Media, Inc., Class A(a)	2,091
1,054	Entravision Communications Corporation, Class A	4,395
6,350	EW Scripps Company (The), Class A(a)	50,736
30	Gannett Company, Inc.(a)	69
7,079	Gray Television, Inc.	63,428
342	Saga Communications, Inc., Class A	7,613
5,011	Sinclair, Inc.	65,293
5,925	TEGNA, Inc.	90,653
127	Townsquare Media, Inc., Class A	1,341
		287,321

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
3,755	Five Point Holdings, LLC(a)	$11,528
6	FRP Holdings, Inc.(a)	377
296	Howard Hughes Holdings, Inc.(a)	25,323
		37,228
	REAL ESTATE SERVICES - 0.4%
7,784	Anywhere Real Estate, Inc.(a)	63,128
5,020	Newmark Group, Inc., Class A	55,019
154	RE/MAX Holdings, Inc., Class A	2,053
		120,200
	RENEWABLE ENERGY - 0.0%(c)
41	EnerSys	4,140
743	Ultralife Corporation(a)	5,067
		9,207
	RETAIL - CONSUMER STAPLES - 0.9%
1,043	Ingles Markets, Inc., Class A	90,084
623	PriceSmart, Inc.	47,211
1,114	SpartanNash Company	25,566
1,480	Village Super Market, Inc., Class A	38,821
772	Weis Markets, Inc.	49,377
		251,059
	RETAIL - DISCRETIONARY - 6.9%
2,099	Aaron’s Company, Inc. (The)	22,837
1,338	Abercrombie & Fitch Company, Class A(a)	118,038
764	Advance Auto Parts, Inc.	46,627
6,604	American Eagle Outfitters, Inc.(b)	139,741
297	America’s Car-Mart, Inc.(a)	22,504
617	Asbury Automotive Group, Inc.(a)	138,806
346	Bassett Furniture Industries, Inc.	5,744
1,331	Beacon Roofing Supply, Inc.(a)	115,824
124	Big 5 Sporting Goods Corporation(b)	786
387	BlueLinx Holdings, Inc.(a)	43,851
1,758	Caleres, Inc.(b)	54,023
110	Citi Trends, Inc.(a)	3,111
1,621	Conn’s, Inc.(a)	7,197

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 6.9% (Continued)
3,998	Designer Brands, Inc., Class A(b)	$35,382
715	Ethan Allen Interiors, Inc.	22,823
1,082	Foot Locker, Inc.(b)	33,704
7,333	Gap, Inc. (The)	153,333
402	Genesco, Inc.(a)	14,154
758	GMS, Inc.(a)	62,482
553	Group 1 Automotive, Inc.	168,521
79	Guess?, Inc.(b)	1,822
625	Haverty Furniture Companies, Inc.	22,188
348	Hibbett, Inc.	25,063
8,126	Kohl’s Corporation(b)	233,054
1,231	La-Z-Boy, Inc.	45,449
640	MarineMax, Inc.(a)	24,896
580	Monro, Inc.	17,017
1,089	PetIQ, Inc.(a),(b)	21,508
2,660	Rush Enterprises, Inc., Class A	133,798
1,482	Shoe Carnival, Inc.	44,771
626	Tilly’s, Inc., Class A(a)	4,720
2,970	Urban Outfitters, Inc.(a)	105,999
2,098	Vera Bradley, Inc.(a)	16,155
677	Zumiez, Inc.(a)	13,770
		1,919,698
	SEMICONDUCTORS - 3.2%
3,287	Amkor Technology, Inc.	109,359
199	CEVA, Inc.(a)	4,519
789	Cirrus Logic, Inc.(a)	65,637
1,990	Coherent Corporation(a)	86,625
1,131	Cohu, Inc.(a)	40,026
568	CTS Corporation	24,844
459	Data I/O Corporation(a)	1,349
789	Diodes, Inc.(a)	63,530
863	FormFactor, Inc.(a)	35,996
626	IPG Photonics Corporation(a)	67,946
512	Kulicke & Soffa Industries, Inc.	28,017

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
1,238	MKS Instruments, Inc.	$127,353
1,712	Photronics, Inc.(a)	53,705
260	Richardson Electronics Ltd.	3,471
173	Synaptics, Inc.(a)	19,736
147	Trio-Tech International(a)	745
383	Ultra Clean Holdings, Inc.(a)	13,076
635	Veeco Instruments, Inc.(a)	19,704
4,824	Vishay Intertechnology, Inc.	115,631
		881,269
	SOFTWARE - 1.6%
3,785	ACI Worldwide, Inc.(a)	115,821
576	Adeia, Inc.	7,137
287	Asure Software, Inc.(a)	2,732
1,282	Cerence, Inc.(a)	25,204
374	Computer Programs and Systems, Inc.(a)	4,189
1,002	Concentrix Corporation	98,406
622	Digi International, Inc.(a)	16,172
866	Ebix, Inc.	901
717	Envestnet, Inc.(a)	35,506
1,053	OneSpan, Inc.(a)	11,288
5,184	SolarWinds Corporation(a)	64,748
1,189	Verint Systems, Inc.(a)	32,139
484	Ziff Davis, Inc.(a)	32,520
		446,763
	SPECIALTY FINANCE - 4.8%
3,814	Air Lease Corporation	159,959
1,378	Encore Capital Group, Inc.(a)	69,934
664	Enova International, Inc.(a)	36,759
2,457	EZCORP, Inc., Class A(a)	21,474
1,604	First American Financial Corporation	103,362
543	GATX Corporation	65,279
1	Investors Title Company	162
5,800	LendingClub Corporation(a)	50,692
12,907	MGIC Investment Corporation	248,976

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 4.8% (Continued)
3,482	Mr. Cooper Group, Inc.(a)	$226,748
2,029	Navient Corporation	37,780
111	Nelnet, Inc., Class A	9,792
1,762	PennyMac Financial Services, Inc.	155,708
1,387	PRA Group, Inc.(a)	36,339
660	Regional Management Corporation	16,553
1,305	Stewart Information Services Corporation	76,669
627	Willis Lease Finance Corporation(a)	30,648
		1,346,834
	STEEL - 2.4%
3,525	Commercial Metals Company	176,391
519	Friedman Industries, Inc.	8,024
297	Northwest Pipe Company(a)	8,987
715	Olympic Steel, Inc.	47,691
1,277	Ryerson Holding Corporation	44,286
1,508	TimkenSteel Corporation(a)	35,363
5,222	United States Steel Corporation	254,050
1,271	Worthington Enterprises, Inc.	73,146
449	Worthington Steel, Inc.(a)	12,617
		660,555
	TECHNOLOGY HARDWARE - 4.6%
1,841	Arrow Electronics, Inc.(a)	225,062
204	AstroNova, Inc.(a)	3,317
214	Aviat Networks, Inc.(a)	6,989
3,626	Avnet, Inc.	182,750
469	Aware, Inc.(a)	779
1,497	Benchmark Electronics, Inc.	41,377
2,094	Ciena Corporation(a)	94,251
522	Comtech Telecommunications Corporation	4,401
10,362	GoPro, Inc., Class A(a)	35,956
739	Harmonic, Inc.(a)	9,637
392	Key Tronic Corporation(a)	1,693
2,599	Knowles Corporation(a)	46,548
68	Lumentum Holdings, Inc.(a),(b)	3,565

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 4.6% (Continued)
1,348	NCR Atleos Corporation(a)	$32,743
6,023	NCR Voyix Corporation(a)	101,849
1,690	NETGEAR, Inc.(a)	24,640
2,099	NetScout Systems, Inc.(a)	46,073
470	Plexus Corporation(a)	50,821
8,952	Ribbon Communications, Inc.(a)	25,961
1,700	Sanmina Corporation(a)	87,329
3,162	TTM Technologies, Inc.(a)	49,991
5,355	Viavi Solutions, Inc.(a)	53,925
284	Vishay Precision Group, Inc.(a)	9,676
1,032	VOXX International Corporation(a)	11,022
7,580	Xerox Holdings Corporation	138,941
		1,289,296
	TECHNOLOGY SERVICES - 1.5%
11,618	Conduent, Inc.(a)	42,406
11	CSG Systems International, Inc.	585
9,106	Dun & Bradstreet Holdings, Inc.	106,540
6,712	DXC Technology Company(a),(b)	153,503
7	ICF International, Inc.	939
489	Insight Enterprises, Inc.(a)	86,646
132	MAXIMUS, Inc.	11,070
108	NetSol Technologies, Inc.(a)	232
1,467	Repay Holdings Corporation(a)	12,528
2,146	StarTek, Inc.(a)	9,464
		423,913
	TELECOMMUNICATIONS - 1.0%
488	ATN International, Inc.	19,017
3,749	Consolidated Communications Holdings, Inc.(a)	16,308
4,241	EchoStar Corporation, Class A(a),(b)	70,273
827	KVH Industries, Inc.(a)	4,350
1,197	Shenandoah Telecommunications Company	25,879
305	Spok Holdings, Inc.	4,722
8,048	Telephone and Data Systems, Inc.	147,681
		288,230

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TOBACCO & CANNABIS - 0.0%(c)
126	Universal Corporation	$8,482

	TRANSPORTATION & LOGISTICS - 3.9%
4,517	Air Transport Services Group, Inc.(a)	79,544
2,343	Alaska Air Group, Inc.(a)	91,541
266	ArcBest Corporation	31,976
2,138	Bristow Group, Inc.(a)	60,441
717	Covenant Logistics Group, Inc.	33,011
1,407	Heartland Express, Inc.	20,064
609	Hub Group, Inc., Class A(a)	55,991
4,733	JetBlue Airways Corporation(a)	26,268
1,242	Kirby Corporation(a)	97,472
1,273	Marten Transport Ltd.	26,708
858	Matson, Inc.	94,037
6,385	Overseas Shipholding Group, Inc., Class A(a)	33,649
854	Radiant Logistics, Inc.(a)	5,671
1,630	Ryder System, Inc.	187,548
2,927	Schneider National, Inc., Class B	74,492
1,877	SkyWest, Inc.(a)	97,979
45	Spirit Airlines, Inc.	738
1,171	Universal Logistics Holdings, Inc.	32,811
1,143	Werner Enterprises, Inc.	48,429
		1,098,370
	TRANSPORTATION EQUIPMENT - 0.7%
1,453	Commercial Vehicle Group, Inc.(a)	10,185
1,611	Greenbrier Companies, Inc. (The)	71,174
1,980	REV Group, Inc.	35,977
1,032	Trinity Industries, Inc.	27,441
1,515	Wabash National Corporation	38,814
		183,591
	WHOLESALE - CONSUMER STAPLES - 0.5%
864	Andersons, Inc. (The)	49,715
1,449	Grocery Outlet Holding Corporation(a)	39,065

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
3,710	United Natural Foods, Inc.(a)	$60,213
		148,993
	WHOLESALE - DISCRETIONARY - 0.6%
148	Acme United Corporation	6,343
866	ePlus, Inc.(a)	69,142
1,129	G-III Apparel Group Ltd.(a)	38,363
452	PC Connection, Inc.	30,379
808	ScanSource, Inc.(a)	32,005
		176,232

	TOTAL COMMON STOCKS (Cost $23,600,154)	27,868,289

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. – CVR(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc.(d)	4

	TOTAL RIGHT (Cost $5,280)	5,284

	SHORT-TERM INVESTMENTS — 4.6%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
870,224	Mount Vernon Liquid Assets Portfolio, 5.55%(e),(f)	870,224

	MONEY MARKET FUND - 1.5%
406,275	First American Treasury Obligations Fund, Class X, 5.28%(e)	406,275

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,276,499)	1,276,499

	TOTAL INVESTMENTS - 104.2% (Cost $24,881,933)	$29,150,072
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(1,179,402)
	NET ASSETS - 100.0%	$27,970,670

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $833,328.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs. See Note 2.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2023 is $870,224.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$1,398,228		$24,881,933
At value	$1,592,329		$29,150,072
Receivable for investments sold	—		91,774
Receivable for Fund shares sold	—		63,240
Receivable for securities lending income	14		266
Dividends and interest receivable	1,252		27,502
Receivable due from Adviser	29,264		27,514
Prepaid expenses and other assets	5,950		20,171
TOTAL ASSETS	1,628,809		29,380,539

LIABILITIES
Due to Custodian	5,200		—
Collateral on securities loaned (see note 4)	27,907		870,224
Payable for investments purchased	—		500,972
Audit fees payable	15,004		15,048
Distribution (12b-1) fees payable	—		1
Payable to related parties	8,852		13,292
Accrued expenses and other liabilities	7,445		10,332
TOTAL LIABILITIES	64,408		1,409,869
NET ASSETS	$1,564,401		$27,970,670

Net Assets Consist Of:
Paid in capital	$1,405,786		$23,644,292
Accumulated earnings	158,615		4,326,378
NET ASSETS	$1,564,401		$27,970,670

Net Asset Value Per Share:
Class I Shares:
Net Assets	$1,564,387		$27,964,861
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	115,752		1,501,304
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.51		$18.63

Class N Shares:
Net Assets	$14		$5,809
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		308
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.52	(a)	$18.87

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $2 and $0, respectively)	$11,777	$349,680
Interest	990	9,955
Securites Lending - Net of fees	27	1,075
TOTAL INVESTMENT INCOME	12,794	360,710

EXPENSES
Investment advisory fees	2,706	73,879
Distribution (12b-1) fees:
Class N	—	26
Administration fees	28,346	46,885
Transfer agent fees	28,333	31,475
Legal fees	26,408	27,897
Trustees’ fees	24,932	26,856
Audit fees	15,476	17,333
Registration fees	2,237	23,076
Shareholder reporting expense	3,703	17,362
Compliance officer fees	5,959	6,728
Third party administrative servicing fees	—	10,348
Fund accounting fees	224	7,243
Custody fees	4,598	1,901
Insurance expense	1,315	1,830
Other expenses	4,418	5,225
TOTAL EXPENSES	148,655	298,064

Less: Fees waived/reimbursed by the Adviser	(145,240)	(206,945)

NET EXPENSES	3,415	91,119
NET INVESTMENT INCOME	9,379	269,591

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	(31,895)	222,890
Net change in unrealized appreciation on investments	173,463	3,852,107

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	141,568	4,074,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,947	$4,344,588

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2023	2022
FROM OPERATIONS
Net investment income	$9,379	$5,476
Net realized loss from investments	(31,895)	(4,834)
Net change in unrealized appreciation/(depreciation) of investments	173,463	(32,413)
Net increase/(decrease) in net assets resulting from operations	150,947	(31,771)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(8,541)	(14,317)
Class N^	(0)	(0)
Net decrease in net assets from distributions to shareholders	(8,541)	(14,317)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	950,000	199,500
Net asset value of shares issued in reinvestment of distributions
Class I	8,541	14,317
Class N^	0	0
Net increase in net assets from shares of beneficial interest	958,541	213,817

TOTAL INCREASE IN NET ASSETS	1,100,947	167,729

NET ASSETS
Beginning of Year	463,454	295,725
End of Year	$1,564,401	$463,454

SHARE ACTIVITY - CLASS I
Shares sold	75,423	16,354
Shares reinvested	675	1,208
Net increase in shares of beneficial interest outstanding	76,098	17,562

SHARE ACTIVITY - CLASS N
Shares reinvested#	0	0
Net increase in shares of beneficial interest outstanding#	0	0

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2023	2022
FROM OPERATIONS
Net investment income	$269,591	$167,383
Net realized gain/(loss) from investments	222,890	(102,705)
Net change in unrealized appreciation/(depreciation) of investments	3,852,107	(300,398)
Net increase/(decrease) in net assets resulting from operations	4,344,588	(235,720)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(264,315)	(634,775)
Class N	(31)	(437)
Net decrease in net assets from distributions to shareholders	(264,346)	(635,212)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	13,062,929	10,353,500
Class N	5,200	10,100
Net asset value of shares issued in reinvestment of distributions
Class I	215,943	510,446
Class N	31	437
Payments for shares redeemed
Class I	(4,828,768)	(5,204,963)
Class N	(11,999)	—
Net increase in net assets from shares of beneficial interest	8,443,336	5,669,520

TOTAL INCREASE IN NET ASSETS	12,523,578	4,798,588

NET ASSETS
Beginning of Year	15,447,092	10,648,504
End of Year	$27,970,670	$15,447,092

SHARE ACTIVITY - CLASS I
Shares sold	786,115	658,476
Shares reinvested	12,763	32,637
Shares redeemed	(302,358)	(321,772)
Net increase in shares of beneficial interest outstanding	496,520	369,341

SHARE ACTIVITY - CLASS N
Shares sold	318	662
Shares reinvested	2	27
Shares redeemed	(702)	—
Net increase/(decrease) in shares of beneficial interest outstanding	(382)	689

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended		Year Ended	Year Ended		Period* Ended
	December 31,		December 31,	December 31,		December 31,
	2023		2022	2021		2020
Net asset value, beginning of year/period	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	1.75		(1.49)	2.40		0.94
Total from investment operations	1.90		(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.08)		(0.15)	(0.18)		—
Net realized gains	—		(0.23)	(0.00	) (8)	—
Total distributions	(0.08)		(0.38)	(0.18)		—
Net asset value, end of year/period	$13.51		$11.69	$13.39		$11.04
Total return (2)	16.32	% (9)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$1,564		$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	19.15%		35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44%		0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.21%		1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	53%		27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended	Year Ended		Period* Ended
	December 31,	December 31,	December 31,		December 31,
	2023	2022	2021		2020
Net asset value, beginning of year/period	$11.69	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	1.76	(1.49)	2.40		0.94
Total from investment operations	1.91	(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.08)	(0.15)	(0.18)		—
Net realized gains	—	(0.23)	(0.00	) (9)	—
Total distributions	(0.08)	(0.38)	(0.18)		—
Net asset value, end of year/period	$13.52	$11.69	$13.39		$11.04
Total return (2)	16.41%	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$14	$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	19.40%	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69%	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.96%	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	53%	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year/period	$15.36	$16.76	$12.39	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.23	0.22	0.25	0.21	0.15
Net realized and unrealized gain/(loss) on investments	3.23	(0.94)	4.53	0.67	1.69
Total from investment operations	3.46	(0.72)	4.78	0.88	1.84
Less distributions from:
Net investment income	(0.19)	(0.17)	(0.20)	(0.01)	(0.08)
Net realized gains	—	(0.51)	(0.21)	(0.24)	—
Total distributions	(0.19)	(0.68)	(0.41)	(0.25)	(0.08)
Net asset value, end of year/period	$18.63	$15.36	$16.76	$12.39	$11.76
Total return (2)	22.62%	(4.38)%	38.60%	7.51%	18.44	% (6)
Net assets, at end of year/period (000s)	$27,965	$15,436	$10,648	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	1.57%	1.99%	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48%	0.48%	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.42%	1.38%	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	56%	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019
Net asset value, beginning of year/period	$15.52		$16.91	$12.37	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.17		0.20	0.16	0.26	0.16
Net realized and unrealized gain/(loss) on investments	3.28		(0.92)	4.59	0.61	1.67
Total from investment operations	3.45		(0.72)	4.75	0.87	1.83
Less distributions from:
Net investment income	(0.10)		(0.16)	—	(0.01)	(0.08)
Net realized gains	—		(0.51)	(0.21)	(0.24)	—
Total distributions	(0.10)		(0.67)	(0.21)	(0.25)	(0.08)
Net asset value, end of year/period	$18.87		$15.52	$16.91	$12.37	$11.75
Total return (2)	22.31	% (9)	(4.35)%	38.40%	7.43%	18.34	% (6)
Net assets, at end of year/period (000s)	$6		$11	$18 (7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	1.85%		1.54%	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73%		0.73%	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	1.07%		1.25%	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	56%		59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for each Fund’s assets measured at fair value:

Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,564,415	$—	$—	$1,564,415
Right	—	—	7	7
Short-Term Investment	27,907	—	—	27,907
Total	$1,592,322	$—	$7	$1,592,329

Small Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$27,868,289	$—	$—	$27,868,289
Rights	—	—	5,284	5,284
Short-Term Investments	1,276,499	—	—	1,276,499
Total	$29,144,788	$—	$5,284	$29,150,072

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Mid Cap Fund:

ABIOMED, Inc.
Beginning Balance	$7
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$7

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Small Cap Fund:

	Pineapple Energy,	Resolute Forest
	Inc.	Products, Inc. - CVR	Zagg CVR*
Beginning Balance	$6	$0	$0
Total realized gain/(loss) Unrealized	—	—	—
Appreciation/(Depreciation)	$(2)	—	—
Cost of Purchases	—	$5,280	—
Proceeds from Sales	—	—	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net transfers in/out of level 3	—	—	—
Ending Balance	$4	$5,280	$0

*	As of December 31, 2023, the Small Cap Fund’s shares of Zagg CVR expired.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years December 31, 2020-December 31, 2022 year end, or expected to be taken in the Funds’ December 31, 2023 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$1,372,831	$413,633
Small Cap	19,169,206	10,726,353

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by the Funds. The Funds have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of December 31, 2023:

			Gross Amounts not Offset in the Statements of Assets and Liabilities
Gross Amount of Recognized Assets	Gross Amounts offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
$27,907	$—	$27,907	$27,907	$—	$27,907
$870,224	$—	$870,224	$870,224	$—	$870,224

The following table breaks out the holdings pledged as collateral as of December 31, 2023:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous

Mid Cap
Mount Vernon Liquid Assets Portfolio	$27,907
$27,907
Small Cap
Mount Vernon Liquid Assets Portfolio	$870,224
$870,224

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the year ended December 31, 2023, the Adviser earned $2,706 and $73,879 from the Mid Cap Fund and Small Cap Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2023, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $145,240 and $206,945, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2024	12/31/2025	12/31/2026
Mid Cap	$142,515	$139,862	$145,240
Small Cap	$161,991	$182,812	$206,945

As of December 31, 2023, $107,373 and 117,329 in waived fees expired unrecouped for the Mid Cap Fund and Small Cap Fund, respectively.

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2023, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $26 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the year ended December 31, 2023, the Funds did not pay the Distributor any underwriting fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$1,398,159	$200,356	$(6,186)	$194,170
Small Cap Fund	24,889,712	4,881,876	(621,516)	4,260,360

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2023 and December 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2023	Income	Capital Gains	Total
Mid Cap Fund	$8,541	$—	$8,541
Small Cap Fund	251,554	12,792	264,346

For fiscal year ended	Ordinary	Long-Term
12/31/2022	Income	Capital Gains	Total
Mid Cap Fund	$5,654	$8,663	$14,317
Small Cap Fund	157,254	477,958	635,212

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Mid Cap Fund	$471	$—	$(2,721)	$(33,305)	$—	$194,170	$158,615
Small Cap Fund	—	66,018	—	—	—	4,260,360	4,326,378

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Mid Cap Fund	$2,721
Small Cap Fund	—

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

At December 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$22,223	$11,082	$33,305	$—
Small Cap Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2023, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Mid Cap Fund	$(64)	$64
Small Cap Fund	7,042	(7,042)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, beneficial ownership in excess of 25% for the Funds is as follows:

		% of
		Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	69%
	Riomaggiore Investments, LLC	31%
Small Cap Fund	National Financial Services, LLC	50%
	Charles Schwab & Co.	27%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acclivity Small Cap Value Fund and Acclivity Mid Cap Multi-Style Fund and
Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Acclivity Small Cap Value Fund and Acclivity Mid Cap Multi-Style Fund (the “Funds”), each a series of Northern Lights Fund Trust II, as of December 31, 2023, the related statements of operations and changes in net assets for the year then ended, and the related notes and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years or periods ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 26, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fa x | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Acclivity Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Annualized
		Account Value	Account Value	During Period *	Expense Ratio
Actual		7/1/23	12/31/23	7/1/23-12/31/23	During Period
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$1,088.70	$2.32	0.44%
	Class N	1,000.00	1,088.70	3.63	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,147.80	$2.60	0.48%
	Class N	1,000.00	1,146.20	3.95	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$1,022.99	$2.24	0.44%
	Class N	1,000.00	1,021.73	3.52	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,022.79	$2.45	0.48%
	Class N	1,000.00	1,021.53	3.72	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Acclivity Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 25, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid-Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid-Cap, the “Acclivity Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid-Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid-Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid-Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid-Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid- Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2023

Nature, Extent and Quality of Services. The Board reviewed materials provided by Innealta related to the proposed renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid-Cap, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid-Cap; whether there were procedures in place to adequately allocate trades among Innealta’s respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value and Acclivity Mid-Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid-Cap accurately describe such Acclivity Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid-Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid-Cap were satisfactory.

Performance. The Board then discussed the report prepared by Broadridge and reviewed the performance of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year and since inception periods ended September 30, 2023. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed its peer group median and Morningstar category median, but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year and since inception periods, and outperformed its peer group median, Morningstar category median, and benchmark for the three-year period. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed its peer group median, and Morningstar category median (Mid-Cap blend category), but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year and since inception periods, and outperformed its peer group median, Morningstar category median, and benchmark for the

Acclivity Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

 December 31, 2023

three-year period The Board noted the portfolio managers’ ability to manage risk and the robust investment team. After further discussion, the Board concluded that each of Acclivity Mid-Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value and Acclivity Mid-Cap’s advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid-Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid-Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid-Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid-Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid-Cap was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid-Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid-Cap, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Acclivity Funds separately, (a) the terms of the Innealta Advisory

Acclivity Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2023

Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Acclivity Funds and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the Innealta Advisory Agreement was in the best interest of each of the Acclivity Funds and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Acclivity Funds

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

December 31, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019).	4	NONE
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010); President, TTS Associates, Inc. (financial services) (since December 2022).	4	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	4	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	4	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	4	NONE

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 - 2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of December 31, 2023 the Trust was comprised of 24 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Dynamic International Opportunity Fund and the Dynamic US Opportunity Fund, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Acclivity-AR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $25,000

2022 - $24,000

2021 - $24,000

(b)	Audit-Related Fees

2023 - None

2022 - None

2021 - None

(c)	Tax Fees

2023 - $6,000

2022 - $6,000

2021 - $4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2023	2022	2021
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $6,000

2022 - $6,000

2021 - $4,400

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/7/24